Information on Location and Amounts of Derivative Fair Values in Condensed Consolidated Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Fair Value, Inputs, Level 1
Derivative [Line Items]
Assets		$ 1
Liabilities
Fair Value, Inputs, Level 2
Derivative [Line Items]
Assets	1	23
Liabilities	$ 40	$ 259